Summary of Significant Accounting Policies - Schedule of Contract Assets and Contract Liabilities Balances (Details) - USD ($) $ in Thousands	Sep. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Schedule of Contract Assets and Contract Liabilities Balances [Abstract]
Contract liabilities current and noncurrent	$ (11,426)	$ (10,921)	$ (3,478)